State Street Hedged International Developed Equity Index Fund Annual Fund Operating Expenses - State Street Hedged International Developed Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.20%

[1]	The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the State Street International Developed Equity Index Portfolio (the “Portfolio”). For the services provided under its Investment Advisory Agreement, the Portfolio pays SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) a management fee at an annual rate of 0.11% of the Portfolio's average daily net assets. This arrangement may not be terminated except with the approval of the Fund's Board of Trustees.
[2]	The Adviser is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees.